PER SHARE INFORMATION (Tables)	12 Months Ended
Mar. 31, 2015
PER SHARE INFORMATION
Reconciliation of Numerators and Denominators of Basic and Diluted Earnings Per Share Computations

	Years ended March 31,
	2013	2014	2015
	(Yen in millions except per share amounts)
Net income attributable to shareholders of Kyocera Corporation	¥66,473	¥88,756	¥115,875
Basic earnings per share:
Net income attributable to shareholders of Kyocera Corporation	181.18	241.93	315.85
Diluted earnings per share:
Net income attributable to shareholders of Kyocera Corporation	181.18	241.93	315.85

	Years ended March 31,
	2013	2014	2015
	(shares in thousands)
Basic weighted average number of shares outstanding	366,884	366,872	366,864
Diluted weighted average number of shares outstanding	366,884	366,872	366,864

Cash Dividends Declared
	Years ended March 31,
	2013	2014	2015
	(per share of common stock)
Cash dividends declared per share	60.00	80.00	100.00